UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02781

Templeton Funds

(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923

 (Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: (954) 527-7500

Date of fiscal year end:   8/31

Date of reporting period: _05/31/16_

Item 1. Schedule of Investments.

TEMPLETON FUNDS

Statement of Investments, May 31, 2016 (unaudited)
Templeton Foreign Fund
	Industry	Shares	Value

Common Stocks 98.4%
Australia 1.8%
Origin Energy Ltd	Oil, Gas & Consumable Fuels	12,145,180	$50,121,973
[a,b] WorleyParsons Ltd	Energy Equipment & Services	12,465,470	59,732,444
			109,854,417
Belgium 0.6%
UCB SA	Pharmaceuticals	529,800	38,295,458
Brazil 0.7%
BM&F BOVESPA SA	Diversified Financial Services	9,434,860	41,552,797
Canada 8.1%
Barrick Gold Corp	Metals & Mining	5,735,560	96,185,341
Cenovus Energy Inc	Oil, Gas & Consumable Fuels	4,143,470	62,483,907
Ensign Energy Services Inc	Energy Equipment & Services	4,529,930	24,809,228
HudBay Minerals Inc	Metals & Mining	7,882,080	30,542,308
[a] Precision Drilling Corp	Energy Equipment & Services	16,536,220	77,824,926
Silver Wheaton Corp	Metals & Mining	8,177,610	152,511,491
Suncor Energy Inc	Oil, Gas & Consumable Fuels	2,259,660	62,429,355
			506,786,556
China 8.9%
[c] Baidu Inc., ADR	Internet Software & Services	236,000	42,135,440
China Life Insurance Co. Ltd., H	Insurance	12,083,260	27,025,153
China Mobile Ltd	Wireless Telecommunication Services	3,687,720	42,093,577
China Telecom Corp. Ltd., H	Diversified Telecommunication Services	146,265,732	67,949,154
GCL-Poly Energy Holdings Ltd	Semiconductors & Semiconductor Equipment	455,645,580	65,085,526
Haier Electronics Group Co. Ltd	Household Durables	18,685,880	30,202,122
Kunlun Energy Co. Ltd	Oil, Gas & Consumable Fuels	39,361,610	32,114,146
Shanghai Pharmaceuticals Holding Co. Ltd., H	Health Care Providers & Services	21,370,600	46,201,946
Sinopec Engineering Group Co. Ltd	Construction & Engineering	65,387,530	57,134,572
Sinopharm Group Co	Health Care Providers & Services	16,074,000	74,466,464
Springland International Holdings Ltd	Multiline Retail	14,561,400	1,930,077
[c] Trina Solar Ltd., ADR	Semiconductors & Semiconductor Equipment	8,757,119	70,319,666
			556,657,843
France 9.7%
AXA SA	Insurance	3,525,992	88,605,650
BNP Paribas SA	Banks	2,664,643	147,577,177
Cie Generale des Etablissements Michelin, B	Auto Components	881,330	89,589,212
Compagnie de Saint-Gobain.	Building Products	1,165,950	52,059,142
Sanofi	Pharmaceuticals	1,044,725	85,677,483
Societe Generale SA	Banks	687,386	28,297,051
Technip SA	Energy Equipment & Services	903,910	49,629,109
Total SA, B	Oil, Gas & Consumable Fuels	1,332,660	64,775,151
			606,209,975
Germany 7.0%
Bayer AG	Pharmaceuticals	625,790	59,636,304
Deutsche Boerse AG	Diversified Financial Services	341,160	29,899,562
Deutsche Lufthansa AG	Airlines	2,762,920	38,727,783
Gerresheimer AG	Life Sciences Tools & Services	760,130	60,519,170
Merck KGaA	Pharmaceuticals	595,614	59,624,153
Metro AG	Food & Staples Retailing	1,351,254	44,407,528
[c] MorphoSys AG	Life Sciences Tools & Services	622,120	34,894,812
Muenchener Rueckversicherungs-Gesellschaft AG	Insurance	169,192	31,793,405

Quarterly Statement of Investments | See Notes to Statements of Investments. | 1

TEMPLETON FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Foreign Fund (continued)
	Industry	Shares	Value

Common Stocks (continued)
Germany (continued)
Siemens AG	Industrial Conglomerates	695,382	$74,904,876
			434,407,593
Hong Kong 0.9%
Kingboard Chemical Holdings Ltd	Electronic Equipment, Instruments
	& Components	27,361,904	56,126,621
India 1.1%
Hero Motocorp Ltd	Automobiles	626,590	28,875,085
Jain Irrigation Systems Ltd	Machinery	12,128,940	11,642,637
LIC Housing Finance Ltd	Thrifts & Mortgage Finance	4,173,484	29,216,039
			69,733,761
Israel 1.8%
Teva Pharmaceutical Industries Ltd., ADR	Pharmaceuticals	2,148,400	111,437,508
Italy 2.9%
Eni SpA	Oil, Gas & Consumable Fuels	4,133,610	63,162,047
Tenaris SA	Energy Equipment & Services	4,061,610	53,835,176
UniCredit SpA	Banks	20,673,157	66,168,584
			183,165,807
Japan 6.9%
CANON Inc	Technology Hardware, Storage & Peripherals	1,568,100	45,496,926
ITOCHU Corp	Trading Companies & Distributors	3,858,660	48,501,200
Konica Minolta Inc	Technology Hardware, Storage & Peripherals	2,681,700	23,157,989
Nissan Motor Co. Ltd	Automobiles	12,948,070	131,580,134
SoftBank Group Corp	Wireless Telecommunication Services	2,130,760	119,871,490
Sumitomo Rubber Industries Ltd	Auto Components	1,469,700	21,639,592
Toyota Motor Corp	Automobiles	814,710	42,558,764
			432,806,095
Mexico 0.4%
Industrias Penoles SA	Metals & Mining	1,686,660	26,944,201
Netherlands 4.4%
Aegon NV	Insurance	13,824,105	71,077,993
ING Groep NV, IDR	Banks	2,540,558	31,652,599
[c] QIAGEN NV	Life Sciences Tools & Services	3,281,620	70,376,256
SBM Offshore NV	Energy Equipment & Services	8,608,424	101,742,949
			274,849,797
Norway 0.0%†
Telenor ASA	Diversified Telecommunication Services	60,356	1,004,996
Russia 0.4%
LUKOIL PJSC, ADR (London Stock Exchange)	Oil, Gas & Consumable Fuels	557,810	21,336,232
Singapore 0.7%
United Overseas Bank Ltd	Banks	3,335,570	44,138,344
South Africa 0.4%
Petra Diamonds Ltd	Metals & Mining	14,337,110	24,085,082
South Korea 12.4%
Hana Financial Group Inc	Banks	6,070,700	131,819,865
Hyundai Mobis Co. Ltd	Auto Components	362,930	77,740,010
Hyundai Motor Co	Automobiles	276,890	32,446,139
KB Financial Group Inc	Banks	4,069,207	116,558,972
KIWOOM Securities Co. Ltd	Capital Markets	523,100	32,252,421

|2

TEMPLETON FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Foreign Fund (continued)
	Industry	Shares	Value

Common Stocks (continued)
South Korea (continued)
Korea Investment Holdings Co. Ltd	Capital Markets	995,620	$37,341,918
Posco Daewoo Corp	Trading Companies & Distributors	2,542,270	50,398,223
Samsung Electronics Co. Ltd	Technology Hardware, Storage & Peripherals	273,554	296,884,229
			775,441,777
Spain 0.5%
Tecnicas Reunidas SA	Energy Equipment & Services	957,640	30,123,638
Sweden 0.8%
Getinge AB, B	Health Care Equipment & Supplies	2,431,635	51,915,635
Switzerland 7.2%
ABB Ltd	Electrical Equipment	3,592,320	74,745,123
[c] Basilea Pharmaceutica AG	Biotechnology	227,050	17,989,926
Credit Suisse Group AG	Capital Markets	5,912,129	81,017,403
GAM Holding Ltd	Capital Markets	1,909,580	24,016,249
Glencore PLC	Metals & Mining	56,130,680	106,569,153
Roche Holding AG.	Pharmaceuticals	364,130	95,584,583
Swiss Re AG	Insurance	398,773	35,828,986
UBS Group AG	Capital Markets	977,200	15,101,913
			450,853,336
Taiwan 0.4%
Quanta Computer Inc	Technology Hardware, Storage & Peripherals	12,951,300	23,049,260
Thailand 1.1%
Bangkok Bank PCL	Banks	9,138,200	41,781,200
PTT Exploration and Production PCL, fgn	Oil, Gas & Consumable Fuels	11,107,700	24,150,550
			65,931,750
United Kingdom 16.7%
Aberdeen Asset Management PLC	Capital Markets	4,709,750	19,036,461
Aviva PLC.	Insurance	9,822,284	63,982,390
BAE Systems PLC.	Aerospace & Defense	10,465,340	73,293,954
Barclays PLC	Banks	24,590,000	64,954,895
BP PLC	Oil, Gas & Consumable Fuels	19,288,480	99,792,697
[b] Carillion PLC.	Construction & Engineering	10,602,120	42,576,612
HSBC Holdings PLC	Banks	12,921,450	83,281,507
Johnson Matthey PLC	Chemicals	1,198,766	50,067,763
Kingfisher PLC	Specialty Retail	6,891,874	36,649,539
Marks & Spencer Group PLC	Multiline Retail	14,125,645	77,674,310
Petrofac Ltd	Energy Equipment & Services	8,198,810	92,375,954
Royal Dutch Shell PLC, B	Oil, Gas & Consumable Fuels	3,986,230	95,858,306
Standard Chartered PLC	Banks	8,814,975	67,569,623
[c] Subsea 7 SA	Energy Equipment & Services	4,180,378	37,100,992
[c] Tesco PLC	Food & Staples Retailing	37,378,280	89,370,647
Vodafone Group PLC	Wireless Telecommunication Services	15,369,735	51,383,630
			1,044,969,280
United States 2.6%
Halliburton Co	Energy Equipment & Services	2,964,690	125,050,624
[c] Stillwater Mining Co	Metals & Mining	3,762,710	38,078,625
			163,129,249
Total Common Stocks
(Cost $6,703,500,293)			6,144,807,008

|3

TEMPLETON FUNDS
STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Foreign Fund (continued)
	Principal
	Amount*	Value
Short Term Investments 1.8%
Time Deposits 1.2%
Australia 0.6%
National Australia Bank, 0.28%, 6/01/16.	38,000,000	$38,000,000
United States 0.6%
Bank of Montreal, 0.27%, 6/01/16	11,000,000	11,000,000
Royal Bank of Canada, 0.25%, 6/01/16	25,400,000	25,400,000
		36,400,000
Total Time Deposits (Cost $74,400,000)		74,400,000

	Shares
Investments from Cash Collateral
Received for Loaned Securities
(Cost $40,820,731) 0.6%
Money Market Funds 0.6%
United States 0.6%
[c,d] Institutional Fiduciary Trust Money Market Portfolio	40,820,731	40,820,731
Total Investments (Cost $6,818,721,024)
100.2%		6,260,027,739
Other Assets, less Liabilities (0.2)%		(15,286,984)
Net Assets 100.0%		$6,244,740,755

†Rounds to less than 0.1% of net assets.
*The principal amount is stated in U.S. dollars unless otherwise indicated.
aSee Note 6 regarding holdings of 5% voting securities.
bA portion or all of the security is on loan at May 31, 2016.
cNon-income producing.
dSee Note 7 regarding investments in affiliated management investment companies.

|4

TEMPLETON FUNDS

Statement of Investments, May 31, 2016 (unaudited)
Templeton World Fund
	Industry	Shares	Value

Common Stocks 94.7%
Austria 0.0%†
UNIQA Insurance Group AG.	Insurance	318,328	$2,290,338
Canada 1.2%
Silver Wheaton Corp	Metals & Mining	1,230,250	22,944,022
Suncor Energy Inc	Oil, Gas & Consumable Fuels	1,157,014	31,965,711
			54,909,733
China 2.0%
China Life Insurance Co. Ltd., H	Insurance	11,080,000	24,781,284
[a] GCL-Poly Energy Holdings Ltd	Semiconductors & Semiconductor Equipment	207,148,000	29,589,526
Kunlun Energy Co. Ltd	Oil, Gas & Consumable Fuels	34,333,100	28,011,511
Weichai Power Co. Ltd., H	Machinery	6,584,000	7,676,306
			90,058,627
France 7.1%
AXA SA	Insurance	1,965,270	49,385,826
BNP Paribas SA	Banks	1,975,640	109,417,799
Compagnie de Saint-Gobain.	Building Products	130,095	5,808,683
Sanofi	Pharmaceuticals	1,004,300	82,362,245
Technip SA	Energy Equipment & Services	288,260	15,826,893
Total SA, B	Oil, Gas & Consumable Fuels	1,377,280	66,943,947
			329,745,393
Germany 4.2%
Deutsche Lufthansa AG	Airlines	3,583,050	50,223,526
Merck KGaA	Pharmaceuticals	523,150	52,370,118
Metro AG	Food & Staples Retailing	981,551	32,257,631
Siemens AG	Industrial Conglomerates	546,680	58,887,055
			193,738,330
India 0.6%
Hero Motocorp Ltd	Automobiles	259,190	11,944,227
Reliance Industries Ltd	Oil, Gas & Consumable Fuels	1,171,931	16,692,900
			28,637,127
Ireland 1.3%
CRH PLC	Construction Materials	1,957,216	59,322,889
Israel 1.5%
Teva Pharmaceutical Industries Ltd., ADR	Pharmaceuticals	1,352,304	70,144,008
Italy 2.2%
Eni SpA	Oil, Gas & Consumable Fuels	3,695,594	56,469,111
UniCredit SpA	Banks	13,855,955	44,348,762
			100,817,873
Japan 3.8%
Nissan Motor Co. Ltd	Automobiles	9,407,800	95,603,405
SoftBank Group Corp	Wireless Telecommunication Services	1,175,300	66,119,583
[b] Toshiba Corp	Industrial Conglomerates	5,350,500	13,223,403
			174,946,391
Netherlands 3.2%
Aegon NV	Insurance	7,465,582	38,385,023
Akzo Nobel NV	Chemicals	281,760	19,127,813
ING Groep NV, IDR	Banks	4,012,942	49,996,907
[b] QIAGEN NV	Life Sciences Tools & Services	1,170,061	25,092,641

Quarterly Statement of Investments | See Notes to Statements of Investments. | 5

TEMPLETON FUNDS
STATEMENT OF INVESTMENTS

Templeton World Fund (continued)
	Industry	Shares	Value

Common Stocks (continued)
Netherlands (continued)
SBM Offshore NV	Energy Equipment & Services	1,306,962	$15,446,982
			148,049,366
Norway 1.0%
Telenor ASA	Diversified Telecommunication Services	2,656,020	44,225,756
Portugal 0.7%
Galp Energia SGPS SA, B	Oil, Gas & Consumable Fuels	2,427,350	31,822,467
Russia 0.3%
LUKOIL PJSC, ADR (London Stock Exchange)	Oil, Gas & Consumable Fuels	61,774	2,362,855
MMC Norilsk Nickel PJSC, ADR	Metals & Mining	773,066	10,900,231
			13,263,086
Singapore 1.8%
DBS Group Holdings Ltd	Banks	3,301,396	37,164,382
Singapore Telecommunications Ltd	Diversified Telecommunication Services	15,862,261	44,583,449
			81,747,831
South Korea 7.2%
Hana Financial Group Inc	Banks	1,857,147	40,326,300
Hyundai Motor Co	Automobiles	559,046	65,509,351
KB Financial Group Inc	Banks	1,876,166	53,741,178
Samsung Electronics Co. Ltd	Technology Hardware, Storage & Peripherals	157,666	171,112,646
			330,689,475
Spain 0.9%
Telefonica SA	Diversified Telecommunication Services	4,019,156	42,005,181
Switzerland 4.7%
ABB Ltd	Electrical Equipment	1,244,840	25,901,289
Credit Suisse Group AG	Capital Markets	4,892,487	67,044,645
Glencore PLC	Metals & Mining	21,418,990	40,665,882
Roche Holding AG.	Pharmaceuticals	324,842	85,271,434
			218,883,250
Taiwan 1.0%
Taiwan Semiconductor Manufacturing Co. Ltd	Semiconductors & Semiconductor Equipment	2,423,578	11,638,231
Tripod Technology Corp	Electronic Equipment, Instruments
	& Components	18,048,270	34,501,603
			46,139,834
Thailand 0.1%
Bangkok Bank PCL, fgn	Banks	947,350	4,384,408
Turkey 0.3%
[b] Turkcell Iletisim Hizmetleri AS	Wireless Telecommunication Services	4,097,336	14,943,593
United Kingdom 14.4%
Aviva PLC.	Insurance	8,118,486	52,883,844
BAE Systems PLC.	Aerospace & Defense	9,078,149	63,578,769
Barclays PLC	Banks	12,246,142	32,348,388
BP PLC	Oil, Gas & Consumable Fuels	7,633,066	39,491,149
Carillion PLC.	Construction & Engineering	7,084,170	28,449,023
GlaxoSmithKline PLC.	Pharmaceuticals	711,836	14,896,228
HSBC Holdings PLC	Banks	9,610,740	61,943,273
Kingfisher PLC	Specialty Retail	8,447,399	44,921,495
Lloyds Banking Group PLC.	Banks	19,726,200	20,574,300
Petrofac Ltd	Energy Equipment & Services	2,175,180	24,507,743

|6

TEMPLETON FUNDS
STATEMENT OF INVESTMENTS

Templeton World Fund (continued)
	Industry	Shares	Value

Common Stocks (continued)
United Kingdom (continued)
Royal Dutch Shell PLC, A	Oil, Gas & Consumable Fuels	82,455	$1,979,243
Royal Dutch Shell PLC, B	Oil, Gas & Consumable Fuels	2,915,047	70,099,184
[b] Serco Group PLC	Commercial Services & Supplies	7,428,920	11,490,144
Sky PLC	Media	2,576,294	35,948,077
Standard Chartered PLC	Banks	6,478,396	49,658,992
[b] Tesco PLC	Food & Staples Retailing	23,937,842	57,234,855
Vodafone Group PLC	Wireless Telecommunication Services	15,876,979	53,079,432
			663,084,139
United States 35.2%
[b] Allergan PLC	Pharmaceuticals	294,830	69,506,173
[b] Ally Financial Inc	Consumer Finance	793,660	14,238,260
[b] Alphabet Inc., A	Internet Software & Services	76,390	57,204,652
American International Group Inc	Insurance	1,180,295	68,315,475
Amgen Inc	Biotechnology	791,390	125,000,051
Apache Corp	Oil, Gas & Consumable Fuels	692,430	39,565,450
Baker Hughes Inc	Energy Equipment & Services	774,878	35,938,842
Best Buy Co. Inc	Specialty Retail	456,800	14,695,256
Capital One Financial Corp	Consumer Finance	558,210	40,883,300
[b] Chesapeake Energy Corp	Oil, Gas & Consumable Fuels	2,041,140	8,756,491
Chevron Corp	Oil, Gas & Consumable Fuels	219,566	22,176,166
Cisco Systems Inc	Communications Equipment	972,592	28,253,798
Citigroup Inc	Banks	2,407,060	112,096,784
Comcast Corp., A	Media	1,363,969	86,339,238
Devon Energy Corp	Oil, Gas & Consumable Fuels	967,800	34,927,902
Eli Lilly & Co	Pharmaceuticals	286,210	21,474,336
General Motors Co	Automobiles	800,130	25,028,066
Gilead Sciences Inc	Biotechnology	459,930	40,041,506
Halliburton Co	Energy Equipment & Services	1,777,430	74,971,997
Hewlett Packard Enterprise Co	Technology Hardware, Storage & Peripherals	2,312,330	42,708,735
HP Inc	Technology Hardware, Storage & Peripherals	2,312,330	30,938,975
JPMorgan Chase & Co	Banks	1,199,124	78,266,823
[b] Knowles Corp	Electronic Equipment, Instruments
	& Components	2,785,470	40,723,571
Medtronic PLC	Health Care Equipment & Supplies	778,590	62,660,923
Merck & Co. Inc	Pharmaceuticals	559,434	31,473,757
[b] Michael Kors Holdings Ltd	Textiles, Apparel & Luxury Goods	832,720	35,573,798
Microsoft Corp	Software	2,298,840	121,838,520
Morgan Stanley.	Capital Markets	2,170,130	59,396,458
[b] Navistar International Corp	Machinery	1,933,970	21,757,163
Oracle Corp	Software	1,380,731	55,505,386
SunTrust Banks Inc	Banks	1,692,580	74,168,856
Twenty-First Century Fox Inc., A	Media	1,411,332	40,759,268
United Parcel Service Inc., B	Air Freight & Logistics	56,299	5,803,864
			1,620,989,840
Total Common Stocks
(Cost $4,042,975,151)			4,364,838,935

Preferred Stocks (Cost $41,548,819) 0.3%
Brazil 0.3%
[b] Petroleo Brasileiro SA, ADR, pfd	Oil, Gas & Consumable Fuels	2,589,090	11,417,887

|7

TEMPLETON FUNDS
STATEMENT OF INVESTMENTS

Templeton World Fund (continued)
		Principal
	Industry	Amount*	Value
Mortgage-Backed Securities
(Cost $1,179,248) 0.0%†
United States 0.0%†
FHLMC, 5.50%, 12/01/35		1,196,446	$1,341,612
Total Investments before Short Term
Investments (Cost $4,085,703,218)			4,377,598,434

Short Term Investments 5.2%
Time Deposits 4.9%
Australia 0.7%
National Australia Bank, 0.28%, 6/01/16.		31,000,000	31,000,000
United States 4.2%
Bank of Montreal, 0.27%, 6/01/16		95,000,000	95,000,000
Royal Bank of Canada, 0.25%, 6/01/16		99,400,000	99,400,000
			194,400,000
Total Time Deposits (Cost $225,400,000)			225,400,000

		Shares
Investments from Cash Collateral
Received for Loaned Securities
(Cost $14,993,600) 0.3%
Money Market Funds 0.3%
United States 0.3%
[b,c] Institutional Fiduciary Trust Money Market Portfolio		14,993,600	14,993,600
Total Investments (Cost $4,326,096,818)
100.2%			4,617,992,034
Other Assets, less Liabilities (0.2)%			(7,528,584)
Net Assets 100.0%			$4,610,463,450

†Rounds to less than 0.1% of net assets.
*The principal amount is stated in U.S. dollars unless otherwise indicated.
aA portion or all of the security is on loan at May 31, 2016.
bNon-income producing.
cSee Note 7 regarding investments in affiliated management investment companies.

|8

TEMPLETON FUNDS

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Templeton Funds (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of two separate funds (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles.

2. FINANCIAL INSTRUMENT VALUATION

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Funds’ valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities and derivative financial instruments (derivatives) listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

Investments in open-end mutual funds are valued at the closing NAV. Time deposits are valued at cost, which approximates fair value.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

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TEMPLETON FUNDS

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

2. FINANCIAL INSTRUMENT VALUATION (continued)

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every NYSE business day. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the NYSE is closed, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.

3. DERIVATIVE FINANCIAL INSTRUMENTS

Certain or all Funds invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. Certain or all Funds attempt to reduce their exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Fund include failure of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral terms are contract specific for OTC derivatives. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty within a few business days. Collateral pledged and/or received by the Fund, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Funds’ investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.

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TEMPLETON FUNDS

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

Certain or all Funds purchased or wrote OTC option contracts primarily to manage exposure to equity price risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount equal to the premium paid or received is recorded as an asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference between the premium received or paid and the cost to close the position is recorded as a realized gain or loss. The Fund did not hold any option contracts at period end.

4. INCOME TAXES

At May 31, 2016, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Templeton	Templeton
	Foreign Fund	World Fund
Cost of investments	$6,849,978,376	$4,334,273,999

Unrealized appreciation	$553,690,641	$928,823,377
Unrealized depreciation	(1,143,641,278)	(645,105,342)
Net unrealized appreciation (depreciation)	$(589,950,637)	$283,718,035

5. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

6. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Investments in "affiliated companies" for Templeton Foreign Fund for the nine months ended May 31, 2016, were as shown below.

	Number of			Number of
	Shares Held			Shares	Value at		Realized
	at Beginning	Gross	Gross	Held at End	End of	Investment	Gain
Name of Issuer	of Period	Additions	Reductions	of Period	Period	Income	(Loss)
Templeton Foreign Fund
Non-Controlled Affiliates
Precision Drilling Corp	13,244,530	3,291,690	—	16,536,220	$77,824,926	$753,662	$—
WorleyParsons Ltd	5,134,780	7,330,690	—	12,465,470	59,732,444	—	—
Total Affiliated Securities (Value is 2.20% of Net Assets)					$137,557,370	$753,662	$—

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TEMPLETON FUNDS

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

7. INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES

Certain or all Funds invest in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies.

								% of
								Affiliated
	Number of			Number of				Fund Shares
	Shares Held			Shares	Value			Outstanding
	at Beginning	Gross	Gross	Held at End	at End	Investment	Realized	Held at End
	of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss)	of Period

Templeton Foreign Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money
Market Portfolio	453,250	214,695,874	(174,328,393)	40,820,731	$40,820,731	$—	$—	0.20%

Templeton World Fund
Non-Controlled Affiliates
Institutional Fiduciary Trust Money
Market Portfolio	20,698,360	194,296,904	(200,001,664)	14,993,600	$14,993,600	$—	$—	0.07%

8. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of May 31, 2016, in valuing the Funds’ assets carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Templeton Foreign Fund
Assets:
Investments in Securities:
Equity Investments[a,b]	$6,144,807,008	$—	$—	$6,144,807,008
Short Term Investments	40,820,731	74,400,000	—	115,220,731
Total Investments in Securities	$6,185,627,739	$74,400,000	$—	$6,260,027,739

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TEMPLETON FUNDS
NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

	Level 1	Level 2	Level 3	Total
Templeton World Fund
Assets:
Investments in Securities:
Equity Investments[a,b]	$4,376,256,822	$—	$—	$4,376,256,822
Mortgage-Backed Securities	—	1,341,612	—	1,341,612
Short Term Investments	14,993,600	225,400,000	—	240,393,600
Total Investments in Securities	$4,391,250,422	$226,741,612	$—	$4,617,992,034

[a]Includes common and preferred stocks.
[b]For detailed categories, see the accompanying Statement of Investments.

9. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.

Selected Portfolio

ADR       American Depositary Receipt
FHLMC   Federal Home Loan Mortgage Corp.
IDR         International Depositary Receipt

For additional information on the Funds’ significant accounting policies, please refer to the Funds’ most recent semiannual or annual shareholder report.

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Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Mark H. Otani, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Templeton Funds

By /s/ LAURA F. FERGERSON

      Laura F. Fergerson

      Chief Executive Officer –

 Finance and Administration

Date July 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ LAURA F. FERGERSON

      Laura F. Fergerson

      Chief Executive Officer –

 Finance and Administration

Date July 27, 2016

By /s/ MARK H. OTANI_

      Mark H. Otani

Chief Financial Officer and

 Chief Accounting Officer

Date July 27, 2016